Stock Incentive Plan (Details) - Schedule of stock option activity - SoundHound, Inc. [Member]	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Shares Available for Grant [Member]
Stock Incentive Plan (Details) - Schedule of stock option activity [Line Items]
Shares Available for Grant, Outstanding at December 31, 2018	54,809
Shares Available for Grant, Outstanding at December 31, 2019	378,010
Shares Available for Grant, Authorized	750,000
Shares Available for Grant, Granted	(839,500)
Outstanding Stock Options, Granted	839,500
Shares Available for Grant, Forfeited	412,701
Outstanding Stock Options, Forfeited	(412,701)
Outstanding Stock Options [Member]
Stock Incentive Plan (Details) - Schedule of stock option activity [Line Items]
Outstanding Stock Options, Outstanding at December 31, 2018	4,053,329
Outstanding Stock Options, Outstanding at December 31, 2019	4,276,480
Outstanding Stock Options, Vested and expected to vest	4,276,480
Outstanding Stock Options, Options exercisable	2,754,142
Shares Available for Grant, Granted	(839,500)
Outstanding Stock Options, Granted	839,500
Outstanding Stock Options, Exercised	(203,648)
Shares Available for Grant, Forfeited	412,701
Outstanding Stock Options, Forfeited	(412,701)
Weighted Average Exercise Price Per Share [Member]
Stock Incentive Plan (Details) - Schedule of stock option activity [Line Items]
Weighted Average Exercise Price Per Share, Outstanding at December 31, 2018 (in Dollars per share) | $ / shares	$ 8.67
Weighted Average Exercise Price Per Share, Outstanding at December 31, 2019 (in Dollars per share) | $ / shares	10.35
Weighted Average Exercise Price Per Share, Vested and expected to vest (in Dollars per share) | $ / shares	10.35
Weighted Average Exercise Price Per Share, Options exercisable (in Dollars per share) | $ / shares	7.75
Weighted Average Exercise Price Per Share, Granted (in Dollars per share) | $ / shares	16.1
Weighted Average Exercise Price Per Share, Exercised (in Dollars per share) | $ / shares	0.87
Weighted Average Exercise Price Per Share, Forfeited (in Dollars per share) | $ / shares	$ 10.44
Weighted Average Remaining Contractual Term (Years) [Member]
Stock Incentive Plan (Details) - Schedule of stock option activity [Line Items]
Weighted Average Remaining Contractual Term (Years), Outstanding at December 31, 2018	6 years 6 months
Weighted Average Remaining Contractual Term (Years), Outstanding at December 31, 2019	6 years 5 months 8 days
Weighted Average Remaining Contractual Term (Years), Vested and expected to vest	6 years 5 months 8 days
Weighted Average Remaining Contractual Term (Years), Options exercisable	5 years 25 days
Aggregate Intrinsic Value [Member]
Stock Incentive Plan (Details) - Schedule of stock option activity [Line Items]
Aggregate Intrinsic Value, Outstanding at December 31, 2018 (in Dollars) | $	$ 30,121,528
Aggregate Intrinsic Value, Outstanding at December 31, 2019 (in Dollars) | $	33,784,762
Aggregate Intrinsic Value, Vested and expected to vest (in Dollars) | $	33,784,762
Aggregate Intrinsic Value, Options exercisable (in Dollars) | $	28,906,326
Aggregate Intrinsic Value, Exercised (in Dollars) | $	$ 3,473,393